UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94101
(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)	Semi-Annual Report

FundX Funds

2024

SEMIANNUAL REPORT

MARCH 31, 2024

Semiannual Report 2024	FundXETFs.com	1

1969	FundX Investment Group (then called DAL) is a registered investment advisor (RIA).

1976	The firm starts publishing FundX newsletter.

2001	FundX creates its first mutual fund, packaging its popular growth model as a mutual fund.

2002	FundX expands its fund family to include an aggressive growth fund, a balanced fund, and a fixed income fund.

2022	FundX joins One Capital Management, LLC, and converts two of its longtime mutual funds into actively managed ETFs.

2023	FundX converts its balanced and fixed income mutual funds into actively managed ETFs.

50+ Years of Investment Management

FundX, now a division of One Capital Management, was one of the first investment advisors to use no-load mutual funds to actively manage client accounts in 1969. Today, the firm manages fund and ETF portfolios for its wealth management clients and shareholders of the FundX ETFs.

Simplifying Fund Investing

FundX created the FundX Funds in 2001, packaging one of its popular client growth portfolios as a mutual fund that was available to everyone. It now manages a family of actively managed ETFs designed to meet a range of investor goals and risk levels.

The FundX ETFs help investors simplify their investing, adapt to changing markets, and work toward their investment goals.

Managed with Investors’ Best Interests in Mind

FundX joined One Capital Management, LLC, in 2022, and One Capital became the Funds’ advisor. The Funds’ longtime portfolio managers and evidence-based investment strategies remain the same.

We continue to manage equity, balanced, and fixed income portfolios with discipline, integrity, and with our investors’ best interests in mind.

2	Semiannual Report 2024

March 31, 2024

Dear Fellow Shareholders,

Stocks, bonds, and all of the FundX ETFs all posted solid gains for the trailing six months.

US stocks rallied through most of the semiannual period, rising off the October 2023 lows and generating five consecutive months of gains with little volatility. The rally gained momentum in the first months of 2024 and began to broaden beyond the handful of mega-cap technology stocks known as the Magnificent Seven, yet US large-cap stocks remained in favor, outpacing small-cap and global stocks for the trailing six months.

The large-cap S&P 500 Index made more than 20 new all-time highs in the first quarter of 2024 and posted its best start to the year since 2019. For the trailing six months, the S&P 500 gained 23.48% and the Morningstar Global Market Large-Mid-Cap Index returned 19.90%.

Stocks have come so far so fast that it would be normal to see some consolidation in the coming months. The S&P 500 typically experiences at least one 10% correction a year, and stocks tend to be volatile in election years.

Bonds were also positive for the semiannual period after a remarkable turnaround in the fourth quarter of 2023. Six months ago, the 10-year Treasury yield had jumped to its highest levels in 16 years, and bonds were down sharply. But yields fell dramatically in the final months of 2023 on signs of easing inflation and hopes that the Federal Reserve had finished its interest-rate hiking cycle, and bonds soared, gaining nearly 7%.

The Bloomberg US Aggregate Bond Index gave back gains in early 2024 as yields rose and returned 5.99% for the trailing six months. While the Federal Reserve continues to signal that it will cut interest rates in 2024, the strong US economy and higher-than-anticipated inflation has pushed back its timeline.

FundX’s Growing Family of Active ETFs

We have now successfully converted all of the FundX mutual funds into actively managed ETFs in an effort to provide lower costs and greater tax efficiency for shareholders.

In October, FundX Conservative Upgrader Fund became FundX Conservative ETF (XRLX), and FundX Flexible Income Fund (INCMX) is now FundX Flexible ETF (XFLX). The ETFs are actively managed according to the same objectives, strategies, and risk levels, and the ETFs will retain the long-term track records of the mutual funds.

Our growing family of active ETFs aims to give shareholders the tax efficiency and trading flexibility of ETFs along with the investment opportunities and risk management of actively managed funds.

Thank you for your investment in the FundX ETFs. We appreciate the trust you’ve placed in us to help you navigate today’s ever-changing markets and work toward your investment goals.

Janet Brown

Portfolio Manager, FundX ETFs

Managing Director, One Capital Management

Semiannual Report 2024	FundXETFs.com	3

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investing involves risk. Principal loss is possible. FundX ETFs are considered “ETFs of ETFs” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying ETFs. Shareholders will pay higher expenses than they would if they invested directly in the underlying ETFs. FundX ETFs employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the FundX ETFs may be exposed to the risk of buying underlying ETFs immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. FundX ETFs are subject to the same risks as the underlying exchange-traded funds (ETFs) in which they invest including the risks associated with small companies, foreign securities, emerging market, debt securities, lower-rated and non-rated securities, sector emphasis, short sales and derivatives. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a premium or discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a FundX ETF’s ability to sell its shares. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from FundX. Brokerage commissions will reduce returns.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

References to other funds should not be interpreted as an offer of these securities.

Defensive funds typically invest in areas of the market that may hold up better in market declines, such as gold, real estate, utilities, and consumer staples. These funds also may invest in dividend-paying stocks, higher-quality stocks, or low-volatility stocks.

The S&P 500 Index is a broad based unmanaged index of 500 U.S. stocks, which is widely recognized as representative of the U.S. equity market. The Morningstar Global Market Large-Mid-Cap Index measures the performance of developed and emerging countries across the world, targeting the top 90% of stocks by market capitalization. The Bloomberg US Aggregate Bond Index is a market-capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You cannot invest directly in an index.

Any new investment in a FundX Fund must be preceded or accompanied by a prospectus.

The FundX Funds are distributed by Quasar Distributors, LLC.

4	Semiannual Report 2024

XCOR	FundX ETF Growth Fund

FundX ETF (XCOR) is designed to be a core equity holding. Investors in XCOR own a portfolio of diversified stock ETFs that is actively managed to navigate changing markets and capitalize on global market trends.

Portfolio Managers

How did the market change during the Semiannual Report period?

US stocks rallied for most of the trailing six months, bringing in five straight months of gains. US large-cap growth stocks, namely technology stocks, led the way, outpacing foreign and small-cap stocks. In early 2024, the market’s rally broadened beyond the largest tech stocks to include more sectors and capitalizations.

How did the ETF respond to these changes?

There were few changes to XCOR’s portfolio during this time as XCOR’s existing positions in US large-cap growth ETFs remained in favor, participating in and, at times, exceeding the market’s gains. As the rally broadened in the first quarter of 2024, we trimmed XCOR’s large-cap growth exposure to 53% (down from 63% at year-end) and increased its allocation to mid- and large-cap blend stocks, which typically include both growth and value characteristics.

Janet Brown	How did the ETF perform? For the six months ending March 31, 2024, XCOR returned 25.81% compared to 23.48% for the S&P 500 Index and 19.90% for the Morningstar Global Market Large-Mid-Cap Index.

What detracted from the ETF’s performance?

Almost all of XCOR’s positions added value; the one exception was VanEck Morningstar Wide Moat (MOAT), which we sold in early October at a small loss.

What contributed positively to the ETF’s performance?

XCOR owned primarily large-cap growth and technology-focused ETFs, all of which kept up or surpassed the benchmarks. iShares Russell 1000 Growth (IWF), iShares Russell Top 200 Growth (IWY), Schwab US Large-cap Growth (SCHG), and Vanguard Mega Cap Growth (MGK) all were among the best-performing positions, handily outpacing the S&P 500 and contributing to the XCOR’s outperformance.

Marty DeVault

Sean McKeon

Semiannual Report 2024	FundXETFs.com	5

XCOR	FundX ETF Growth Fund

0.2% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2024 (UNAUDITED)
Shares	Investment Companies: 99.8%	Value
	Aggressive Funds: 15.3%
52,956	Invesco QQQ Trust Series 1	$23,512,994

	Core Funds: 84.5%
191,180	First Trust Dorsey Wright Focus 5 ETF	10,941,231
405,004	Invesco S&P 500 Top 50 ETF	17,062,819
52,044	iShares Russell 1000 Growth ETF	17,541,430
91,495	iShares Russell Top 200 Growth ETF	17,850,674
168,407	Schwab U.S. Large-Cap Growth ETF	15,614,697
51,530	Vanguard Growth ETF	17,736,626
55,100	Vanguard Mega Cap Growth ETF	15,792,211
198,792	Vanguard Russell 1000 Growth ETF	17,229,303
		129,768,991

	Total Investment Companies
	(Cost $117,961,278)	153,281,985

	Short-Term Investments: 0.2%

	Money Market Funds: 0.2%
352,192	Fidelity Investments Money Market Government Portfolio - Class Institutional, 5.21% (a)	352,192

	Total Short-Term Investments
	(Cost $352,192)	352,192

	Total Investments: 100.0%
	(Cost $118,313,470)	153,634,177
	Liabilities in Excess of Other Assets: 0.0%	(97,768)
	Total Net Assets: 100.0%	$153,536,409

	Percentages are stated as a percent of net assets.
	(a) The rate shown represents the 7-day effective yield as of March 31, 2024.
	The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2024

XCOR	FundX Aggressive ETF Growth Fund

FundX Aggressive ETF (XNAV) invests in concentrated equity ETFs, including sector and country-specific ETFs, which typically have above-average risk and higher potential volatility. XNAV is actively managed in an attempt to capitalize on sector rotations and global market trends.

Portfolio Managers

How did the market change during the Semiannual Report period?

US stocks rallied for most of the trailing six months, bringing in five straight months of gains. US large-cap growth stocks, namely technology stocks, led the way, outpacing foreign and small-cap stocks. In early 2024, the market’s rally broadened beyond the largest tech stocks to include more sectors and capitalizations.

How did the ETF respond to these changes?

XNAV owned mostly US large-cap growth and technology sector ETFs during the trailing six months as these ETFs remained in favor, participating in and, at times, exceeding the market’s gains. XNAV’s large-cap growth exposure ranged from 45 to 63% over this time period (as of March 31, 2024, large-cap growth represented 48% of the portfolio), and technology remained the largest sector allocation at about 50%. While XNAV was primarily invested in US equity ETFs, it had about 7% in the WisdomTree Japan Hedged Equity ETF, which provided exposure to the Japanese equity market with a hedge against currency fluctuations.

Janet Brown	How did the ETF perform? For the six months ending March 31, 2024, XNAV returned 24.76% compared to 23.48% for the S&P 500 Index and 19.90% for the Morningstar Global Market Large-Mid-Cap Index.

What detracted from the ETF’s performance?

XNAV had about 16% in homebuilder ETFs at the start of the semiannual period, which lost more than the market in October 2023 and were replaced. Our positions in iShares Latin America 40 (ILF) and Pacer Trendpilot 100 (PTNQ) gained while we owned them but didn’t do as well as other positions, and we moved on.

What contributed positively to the ETF’s performance?

XNAV’s large-cap growth and technology-focused holdings all added value, however, technology sector ETFs, such as iShares Expanded Tech Sector (IGM) and VanEck Semiconductor (SMH) were the very best performers, handily outpacing the benchmarks and contributing to XNAV’s gains. More diversified positions, including iShares Russell Top 200 Growth (IWY), Schwab US Large-cap Growth (SCHG), and Vanguard Mega Cap Growth (MGK), also added to XNAV’s outperformance.

Marty DeVault

Sean McKeon

Semiannual Report 2024	FundXETFs.com	7

XCOR	FundX Aggressive ETF Growth Fund

0.3% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2024 (UNAUDITED)
Shares	Investment Companies: 99.7%	Value
	Aggressive Funds: 25.8%
12,052	Invesco QQQ Trust Series 1	$5,351,209
12,500	Invesco S&P MidCap Quality ETF	1,375,625
		6,726,834

	Core Funds: 36.6%
12,208	iShares Russell Top 200 Growth ETF	2,381,781
26,136	Schwab U.S. Large-Cap Growth ETF	2,423,330
6,865	Vanguard Growth ETF	2,362,933
8,206	Vanguard Mega Cap Growth ETF	2,351,921
		9,519,965

	Sector Funds: 37.3%
29,520	iShares Expanded Tech Sector ETF	2,544,034
7,325	iShares Expanded Tech-Software Sector ETF	624,603
17,764	iShares U.S. Technology ETF	2,399,206
6,700	SPDR S&P Biotech ETF	635,763
6,600	VanEck Semiconductor ETF (a)	1,484,934
18,549	WisdomTree Japan Hedged Equity Fund	2,012,566
		9,701,106

	Total Investment Companies
	(Cost $20,669,146)	25,947,905

8	Semiannual Report 2024

XNAV	FundX Aggressive ETF Growth Fund

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2024 (UNAUDITED)
Shares	Investment Companies: 99.7%	Value
	Short-Term Investments: 0.3%

	Money Market Funds: 0.3%
81,259	Fidelity Investments Money Market Government Portfolio - Class Institutional, 5.21% (b)	$81,259

	Total Short-Term Investments
	(Cost $81,259)	81,259

	Total Investments: 100.0%
	(Cost $20,750,405)	26,029,164

	Liabilities in Excess of Other Assets: 0.0%	(14,400)
	Total Net Assets: 100.0%	$26,014,764

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024. The accompanying notes are an integral part of these financial statements.

Semiannual Report 2024	FundXETFs.com	9

XRLX	FundX Conservative ETF Balanced Fund

The FundX Conservative ETF (XRLX) is an active balanced ETF that can invest in core stock ETFs, balanced and alternative ETFs, and bond ETFs. It typically owns core stock ETFs for growth and bond and total-return ETFs (such as balanced and alternative ETFs) to help buffer stock market volatility.

XRLX is designed for investors who seek the growth potential of a stock fund combined with the lower volatility of a fixed income fund.

Portfolio Managers

How did the markets change during the Semiannual Report period?

Stocks and bonds bounced off the October 2023 lows and rallied through the end of 2023 as interest rates fell sharply in the final months of the year. Their performance diverged in the first quarter of 2024, however, as stocks – particularly US large-cap growth stocks – continued to rally, while bonds stumbled as Treasury yields rose. High-yield bonds, which tend to be more correlated with equity markets, did well as stocks posted five consecutive months of gains.

How did the Fund respond to these changes?

XRLX’s equity allocation owned primarily US large-cap growth ETFs, which stayed in favor and participated in the stock market’s gains. As the stock market rally broadened, we added exposure to large-cap blend ETFs, which typically include both growth and value characteristics.

Janet Brown	On the bond side, ultra-short-term bond ETFs didn’t fully participate in the bond market’s late 2023 rally, and we reduced our allocation to short-term bonds from 13% at the start of the semiannual period to about 6% by March 31, 2024. We added to floating-rate positions during the semiannual period and maintained a roughly 15% stake in high-yield bond ETFs.

How did the fund perform?

For the six months ending March 31, 2024, XRLX returned 15.40% compared to 5.99% for the Bloomberg US Aggregate Bond Index and 16.26% for a balanced index composed of 60% S&P 500 and 40% Bloomberg US Aggregate Bond Index.

What detracted from the fund’s performance?

XRLX’s exposure to ultra-short-term bonds was a drag on performance. IQ Hedge Multi Strategy Tracker (QAI), an alternative ETF we owned in the first quarter, aims to be less correlated with equities and it didn’t keep up with the stock market’s gains and was replaced.

What contributed positively to the fund’s performance?

XRLX’s equity exposure added value. iShares Russell 1000 Growth (IWF), iShares Russell Top 200 Growth (IWY), and Schwab US Large-cap Growth (SCHG) were among the best performers and outperformed the S&P 500 by the largest margins. XRLX’s largest fixed income allocations are in high-yield and intermediate-term bond ETFs, which outpaced the bond market and contributed to gains.

Marty DeVault

Sean McKeon

10	Semiannual Report 2024

XRLX	FundX Conservative ETF Balanced Fund

0.4% Short-Term Investments,

Net of Other Liabilities

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2024 (UNAUDITED)
Shares	Investment Companies: 99.6%	Value
	Bond Funds: 41.5%
86,260	First Trust Senior Loan ETF	$3,986,075
41,235	iShares 5-10 Year Investment Grade Corporate Bond ETF	2,127,726
42,498	iShares Broad USD Investment Grade Corporate Bond ETF	2,157,623
19,539	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,128,188
75,144	Janus Henderson AAA CLO ETF	3,812,807
28,940	SPDR Bloomberg High Yield Bond ETF	2,755,088
118,353	SPDR Portfolio High Yield Bond ETF	2,776,561
138,010	VanEck Fallen Angel High Yield Bond ETF	4,005,050
		23,749,118
	Core Funds: 53.6%
15,670	First Trust Dorsey Wright Focus 5 ETF	896,794
84,160	Invesco S&P 500 Top 50 ETF	3,545,661
22,980	iShares MSCI USA Quality Factor ETF	3,776,763
10,700	iShares Russell 1000 Growth ETF	3,606,435
19,900	iShares Russell Top 200 Growth ETF	3,882,490
41,740	Schwab U.S. Large-Cap Growth ETF	3,870,133
11,320	Vanguard Growth ETF	3,896,344
13,420	Vanguard Mega Cap Growth ETF	3,846,306
38,060	Vanguard Russell 1000 Growth ETF	3,298,660
		30,619,586

Semiannual Report 2024	FundXETFs.com	11

XRLX	FundX Conservative ETF Balanced Fund

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2024 (UNAUDITED)
Shares	Investment Companies: 99.6%	Value
	Total Return Funds: 4.5%
83,245	IQ Hedge Multi-Strategy Tracker ETF	$2,571,438

	Total Investment Companies
	(Cost $49,733,169)	56,940,142

	Short-Term Investments: 0.5%

	Money Market Funds: 0.5%
263,814	Fidelity Investments Money Market Government Portfolio - Class Institutional, 5.21% (a)	263,814

	Total Short-Term Investments
	(Cost $263,814)	263,814

	Total Investments: 100.1%
	(Cost $49,996,983)	57,203,956

	Liabilities in Excess of Other Assets: (0.1)%	(47,024)
	Total Net Assets: 100.0%	$57,156,932

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024. The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2024

XFLX	FundX Flexible ETF Fixed Income

The FundX Flexible ETF (XFLX) is primarily a bond portfolio that invests in bond ETFs rather than individual issues. It may also own low volatility equity ETFs, such as total-return or alternative ETFs. XFLX can be used as a standalone portfolio designed to deliver relatively low volatility returns over time or as the lower-risk component of a balanced portfolio that also includes equity funds or ETFs.

Portfolio Managers

How did the market change during the Semiannual Report period?

Bonds soared in the last months of 2023 as the 10-year Treasury yield plunged, and then stumbled in the first quarter of 2024 as yields rose and inflation came in higher than expected. Short-term bonds didn’t fully participate in the bond market’s year-end rally, while long-term bonds fell in early 2024. High-yield bonds, which tend to be more correlated with equity markets, did well as stocks posted five consecutive months of gains.

How did the fund respond to these changes?

We reduced XFLX’s exposure to ultra-short-term bond positions, which lagged in the fourth quarter, from 23% at the start of the semiannual period down to 15% at the end. We added to high-yield, intermediate-term, and floating-rate ETFs. By March 31, 2024, XFLX had 35%in high-yield bonds, 25% in intermediate-term bonds, and 14% in floating-rate securities.

Janet Brown
How did the fund perform? For the six months ending March 31, 2024, XFLX returned 5.10% compared to 5.99% for the Bloomberg US Aggregate Bond Index.

What detracted from the fund’s performance?

Short-term positions such as PIMCO Enhanced Short Maturity (MINT) and iShares Treasury Floating Rate Bond (TFLO), a short-term floating-rate ETF, didn’t keep up with the bond market in late 2023 and were replaced. Low volatility ETFs, including Global X S&P 500 Covered Call ETF (XYLD) and IQ Hedge Multi Strategy Tracker (QAI), also detracted from performance.

What contributed positively to the fund’s performance?

XFLX’s high-yield positions, including SPDR Bloomberg High Yield Bond (JNK), SPDR Portfolio High Yield Bond (SPHY), and VanEck Fallen Angel High Yield Bond (ANGL), were the best performers, outpacing the bond market, and contributed to the fund’s gains. Intermediate-term bond ETFs also added value, namely iShares Iboxx $ Investment Grade Corporate Bond ETF (LQD).

Marty DeVault

Sean McKeon

Semiannual Report 2024	FundXETFs.com	13

XFLX	FundX Flexible ETF Fixed Income

0.5% Short-Term Investments,

Net of Other Liabilities

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2024 (UNAUDITED)
Shares	Investment Companies: 99.5%	Value
	Floating Rate Bond Fund: 14.1%
186,774	First Trust Senior Loan ETF	$8,630,827

	High Yield Bond Funds: 35.4%
73,030	SPDR Bloomberg High Yield Bond ETF	6,952,456
318,362	SPDR Portfolio High Yield Bond ETF	7,468,772
248,835	VanEck Fallen Angel High Yield Bond ETF	7,221,192
		21,642,420

	Intermediate Term Bond Funds: 24.8%
99,559	iShares 5-10 Year Investment Grade Corporate Bond ETF	5,137,244
99,389	iShares Broad USD Investment Grade Corporate Bond ETF	5,045,980
45,697	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,977,317
		15,160,541

	Short Term Bond Funds: 15.3%
183,760	Janus Henderson AAA CLO ETF	9,323,982

	Total Return Funds: 9.9%
195,228	IQ Hedge Multi-Strategy Tracker ETF	6,030,593

	Total Investment Companies
	(Cost $59,549,823)	60,788,363

	Short-Term Investments: 0.5%

	Money Market Funds: 0.5%
324,945	Fidelity Investments Money Market Government Portfolio - Class Institutional, 5.21% (a)	324,945

	Total Short-Term Investments
	(Cost $324,945)	324,945

	Total Investments: 100.0%
	(Cost $59,874,768)	61,113,308
	Liabilities in Excess of Other Assets: 0.0% (b)	(25,654)
	Total Net Assets: 100.0%	$61,087,654

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2024

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2024 (UNAUDITED)
	FundX ETF	FundX Aggressive ETF
Assets
Investments in securities, at value (identified cost $117,961,278, $20,669,146) (See Note 2)	$153,281,985	$25,947,905
Investments in short-term securities, at value (identified cost $352,192, $81,259) (See Note 2)	352,192	81,259
Total securities, at value (identified cost $118,313,470, $20,750,405) (See Note 2)	153,634,177	26,029,164
Receivables:
Dividends and interest	31,474	7,255
Prepaid expenses and other assets	319	232
Total assets	153,665,970	26,036,651
Liabilities
Payables:
Investment advisory fees, net	129,561	21,887
Total liablities	129,561	21,887
Net Assets	$153,536,409	$26,014,764
Net assets applicable to shares outstanding	$153,536,409	$26,014,764
Shares outstanding; unlimited number of shares authorized without par value	2,502,140	408,977
Net asset value, offering and redemption price per share	$61.36	$63.61

Components of Net Assets
Paid-in capital	$136,939,090	$23,775,118
Total distributable earnings (accumulated losses)	16,597,319	2,239,646
Net assets	$153,536,409	$26,014,764

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2024	FundXETFs.com	15

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2024 (UNAUDITED)
	FundX Conservative ETF	FundX Flexible ETF
Assets
Investments in securities, at value (identified cost $49,733,169, $59,549,823) (See Note 2)	$56,940,142	$60,788,363
Investments in short-term securities, at value (identified cost $263,814, $324,945) (See Note 2)	263,814	324,945
Total securities, at value (identified cost $49,996,983, $59,874,768) (See Note 2)	57,203,956	61,113,308
Receivables:
Fund shares sold	—	1,214,920
Dividends and interest	1,017	1,407
Total assets	57,204,973	62,329,635
Liabilities
Payables:
Investment securities purchased	—	1,207,550
Investment advisory fees, net	48,041	34,431
Total liablities	48,041	1,241,981
Net Assets	$57,156,932	$61,087,654
Net assets applicable to shares outstanding	$57,156,932	$61,087,654
Shares outstanding; unlimited number of shares authorized without par value	1,420,823	2,514,059
Net asset value, offering and redemption price per share	$40.23	$24.30

Components of Net Assets
Paid-in capital	$55,126,767	$71,487,269
Total distributable earnings (accumulated losses)	2,030,165	(10,399,615)
Net assets	$57,156,932	$61,087,654

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2024

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2024 (Unaudited)
	FundX ETF	FundX Aggressive ETF
INVESTMENT INCOME
Dividends	$674,017	$148,898
Interest	11,060	3,385
Total investment income	685,077	152,283
EXPENSES
Investment advisory fees	715,846	119,790
Total expenses	715,846	119,790
Net investment income	(30,769)	32,493
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
Investments	1,106,006	704,819
In-kind redemptions	1,409,725	98,875
Net realized gain	2,515,731	803,694
Change in net unrealized appreciation / depreciation on investments	29,746,284	4,290,737
Net realized and unrealized gain on investments	32,262,015	5,094,431
Net increase in net assets resulting from operations	$32,231,246	$5,126,924

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2024	FundXETFs.com	17

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2024 (Unaudited)
	FundX Conservative ETF	FundX Flexible ETF
INVESTMENT INCOME
Dividends	$957,278	$1,756,960
Interest	7,246	10,166
Total investment income	964,524	1,767,126
EXPENSES
Investment advisory fees	282,483	205,648
Transfer agent fees	1,493	2,833
Administration and accounting fees	1,158	880
Registration fees	17,966	19,130
Interest expense (Note 6)	157	69
Other expense	102	1,495
Total expenses	303,359	230,055
Less: fees waived	(17,421)	(21,551)
Less: expenses paid indirectly (Note 3)	(5,390)	(4,562)
Net expenses	280,548	203,942
Net investment income (loss)	683,976	1,563,184
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
Investments	(196,110)	(1,019,556)
In-kind redemption	544,472	92,862
Net realized gain (loss)	348,362	(926,694)
Change in net unrealized appreciation / depreciation on investments	6,980,064	2,253,670
Net realized and unrealized gain on investments	7,328,426	1,326,976
Net increase in net assets resulting from operations	$8,012,402	$2,890,160

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2024

XCOR	FundX ETF Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(30,769)	$1,344,428
Net realized gain (loss) on investments	2,515,731	(10,023,486)
Capital gain distributions from regulated investment companies	—	804
Change in net unrealized appreciation / depreciation on investments	29,746,284	24,695,065
Net increase in net assets resulting from operations	32,231,246	16,016,811
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,344,839)	(3,492,000)
Total distributions to shareholders	(1,344,839)	(3,492,000)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(12,170,330)	(18,066,843)
Total change in net assets	18,716,077	(5,542,032)

NET ASSETS
Beginning of period/year	134,820,332	140,362,364
End of period/year	$153,536,409	$134,820,332

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2024
	(Unaudited)		Year Ended September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	690,524	$34,446,797
Shares redeemed	(230,000)	(12,170,330)	(1,055,938)	(52,513,640)
Net change in shares outstanding	(230,000)	$(12,170,330)	(365,414)	$(18,066,843)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2024	FundXETFs.com	19

XNAV	FundX Aggressive ETF Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$32,493	$283,737
Net realized gain on investments	803,694	879,283
Change in net unrealized appreciation / depreciation on investments	4,290,737	2,436,826
Net increase in net assets resulting from operations	5,126,924	3,599,846
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(283,737)	(394,155)
Total distributions to shareholders	(283,737)	(394,155)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(2,048,312)	(4,704,768)
Total change in net assets	2,794,875	(1,499,077)

NET ASSETS
Beginning of period/year	23,219,889	24,718,966
End of period/year	$26,014,764	$23,219,889

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2024
	(Unaudited)		Year Ended September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	130,016	$6,545,377
Shares redeemed	(40,000)	(2,048,312)	(222,579)	(11,250,145)
Net change in shares outstanding	(40,000)	$(2,048,312)	(92,563)	$(4,704,768)

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2024

XRLX	FundX Conservative ETF Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$683,976	$1,761,266
Net realized gain (loss) on investments	348,362	(3,060,624)
Capital gain distributions from regulated investment companies	—	233,828
Change in net unrealized appreciation / depreciation on investments	6,980,064	3,647,994
Net increase in net assets resulting from operations	8,012,402	2,582,464
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(921,701)	(1,746,526)
Total distributions to shareholders	(921,701)	(1,746,526)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(7,559,788)	(11,030,066)
Total change in net assets	(469,087)	(10,194,128)

NET ASSETS
Beginning of period/year	57,626,019	67,820,147
End of period/year	$57,156,932	$57,626,019

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2024
	(Unaudited)		Year Ended September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6	$200	96,701	$3,486,602
Shares issued in reinvestment of distributions	—	—	48,784	1,719,643
Shares redeemed	(202,799)	(7,559,988)	(458,424)	(16,236,311)
Net change in shares outstanding	(202,793)	$(7,559,788)	(312,939)	$(11,030,066)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2024	FundXETFs.com	21

XFLX	FundX Flexible ETF Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,563,184	$1,809,709
Net realized loss on investments	(926,694)	(3,614,146)
Capital gain distributions from regulated investment companies	—	126,281
Change in net unrealized appreciation / depreciation on investments	2,253,670	2,275,195
Net increase in net assets resulting from operations	2,890,160	597,039
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(2,315,737)	(1,942,742)
Total distributions to shareholders	(2,315,737)	(1,942,742)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	1,597,549	(7,121,933)
Total change in net assets	2,171,972	(8,467,636)

NET ASSETS
Beginning of period/year	58,915,682	67,383,318
End of period/year	$61,087,654	$58,915,682

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	280,008	$6,737,333	1,090,001	$26,585,007
Shares issued in reinvestment of distributions	—	—	80,137	1,932,113
Shares redeemed	(212,944)	(5,139,784)	(1,425,641)	(35,639,053)
Net change in shares outstanding	67,064	$1,597,549	(255,503)	$(7,121,933)

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2024

XCOR	FundX ETF Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2024	Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$49.35	$45.31	$79.01	$66.33	$61.22	$67.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1) (2)	(0.01)	0.46	0.28	(0.58)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	12.55	4.81	(12.35)	13.57	10.53	(0.13)
Total from investment operations	12.54	5.27	(12.07)	12.99	10.25	(0.33)

LESS DISTRIBUTIONS:
From net investment income	(0.53)	(1.23)	—	—	—	—
From net realized gain	—	—	(21.63)	(0.31)	(5.14)	(6.14)
Total distributions	(0.53)	(1.23)	(21.63)	(0.31)	(5.14)	(6.14)
Net asset value, end of period/year	$61.36	$49.35	$45.31	$79.01	$66.33	$61.22

Total investment return (loss) on net asset value	25.53% ^	11.62%	(22.46)%	19.61%	17.55%	1.30%
Total investment return (loss) on market price (3)	25.81% ^	N/A	N/A	N/A	N/A	N/A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$153.5	$134.8	$140.4	$232.2	$211.0	$211.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS (4):
Before fees waived and expenses absorbed	N/A *	1.02% (5)	1.30% (5)	1.26% (5)	1.29% (5)	1.28% (5)
After fees waived and expenses absorbed	1.00% +	1.01% (5) (6)	1.30% (5) (6)	1.26% (5) (6)	1.29% (5) (6)	1.28% (5) (6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	N/A *	0.92% (5)	0.44% (5)	(0.77)% (5)	(0.50)% (5)	(0.37)% (5)
After fees waived and expenses absorbed	(0.04)% +	0.93% (5) (7)	0.44% (5) (7)	(0.77)% (5) (7)	(0.50)% (5) (7)	(0.37)% (5) (7)
Portfolio turnover rate	14%	184%	185%	104%	175%	107%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Includes interest expense of $320 or 0.00%, $2,500 or 0.00%, $56 or 0.00%, $2,872 or 0.00% and $1,069 or 0.00% of average net assets for the years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively.
(6)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.01%, 1.27%, 1.24%, 1.26% and 1.25%, for the years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
(7)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.93%, 0.47%, (0.76)%, (0.47)% and (0.34)%, for the years ended September 30, 2023, September 30, 2022, September 30,2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
*	The Fund reorganized into an unitary fee ETF on October 14, 2022 whereas no fees are waived and no expenses are absorbed. (Note 1&3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2024	FundXETFs.com	23

XNAV	FundX Aggressive ETF Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2024	Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$51.72	$45.65	$75.45	$68.77	$59.06	$73.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1) (2)	0.08	0.57	0.42	(0.26)	(0.31)	(0.29)
Net realized and unrealized gain (loss) on investments	12.50	6.23	(9.45)	7.99	12.24	(3.79)
Total from investment operations	12.58	6.80	(9.03)	7.73	11.93	(4.08)

LESS DISTRIBUTIONS:
From net investment income	(0.69)	(0.73)	—	—	—	—
From net realized gain	—	—	(20.77)	(1.05)	(2.22)	(10.34)
Total distributions	(0.69)	(0.73)	(20.77)	(1.05)	(2.22)	(10.34)
Net asset value, end of period/year	$63.61	$51.72	$45.65	$75.45	$68.77	$59.06

Total investment return (loss) on net asset value	24.48% ^	14.95%	(18.55)%	11.22%	20.66%	(3.05)%
Total investment return (loss) on market price (3)	24.76% ^	N/A	N/A	N/A	N/A	N/A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$26.0	$23.2	$24.7	$36.5	$35.1	$35.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS (4):
Before fees waived and expenses absorbed	N/A *	1.06% (5)	1.48% (5)	1.40% (5)	1.48% (5)	1.44% (5)
After fees waived and expenses absorbed	1.00% +	1.01% (5) (6)	1.35% (5) (6)	1.35% (5) (6)	1.35% (5) (6)	1.35% (5) (6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	N/A *	1.07% (5)	0.55% (5)	(0.40)% (5)	(0.65)% (5)	(0.59)% (5)
After fees waived and expenses absorbed	0.27% +	1.12% (5) (7)	0.68% (5) (7)	(0.35)% (5) (7)	(0.52)% (5) (7)	(0.50)% (5) (7)
Portfolio turnover rate	51%	184%	223%	184%	159%	187%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Includes interest expense of $0 or 0.00%, $322 or 0.00%, $100 or 0.00%, $1,013 or 0.00% and $600 or 0.00% of average net assets for the years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively.
(6)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.01%, 1.33%, 1.34%, 1.33% and 1.34%, for the years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
(7)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.12%, 0.71%, (0.33)%, (0.50)% and (0.49)%, for the years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
*	The Fund reorganized into an unitary fee ETF on October 14, 2022 whereas no fees are waived and no expenses are absorbed. (Note 1&3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2024

XRLX	FundX Conservative ETF Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2024	Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019(1)
Net asset value, beginning of period/year	$35.49	$35.02	$47.79	$41.43	$40.43	$41.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2) (3)	0.46	0.97	0.33	(0.06)	0.19	0.27
Net realized and unrealized gain (loss) on investments	4.92	0.42	(5.09)	6.60	2.20	0.63
Total from investment operations	5.38	1.39	(4.76)	6.54	2.39	0.90

LESS DISTRIBUTIONS:
From net investment income	(0.64)	(0.92)	(0.68)	(0.18)	(0.46)	(0.16)
From net realized gain	—	—	(7.33)	—	(0.93)	(1.71)
Total distributions	(0.64)	(0.92)	(8.01)	(0.18)	(1.39)	(1.87)
Net asset value, end of period/year	$40.23	$35.49	$35.02	$47.79	$41.43	$40.43

Total investment return (loss) on net asset value	15.25% ^	3.98%	(12.60)%	15.83%	5.99%	28.84%
Total investment return (loss) on market price (4)	15.40% ^	N/A	N/A	N/A	N/A	N/A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$57.2	$57.6	$67.8	$89.6	$83.4	$99.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS (5):
Before fees waived and expenses absorbed	1.07% (6) +	1.49% (6)	1.35% (6)	1.31% (6)	1.33% (6)	1.35% (6)
After fees waived and expenses absorbed (7)	1.01% (6) +	1.35% (6)	1.35% (6)	1.31% (6)	1.35% (6)	1.35% (6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS (4):
Before fees waived and expenses absorbed	2.34% (6) +	2.53% (6)	0.76% (6)	(0.16)% (6)	0.48% (6)	0.66% (6)
After fees waived and expenses absorbed (8)	2.40% (6) +	2.67% (6)	0.76% (6)	(0.16)% (6)	0.46% (6)	0.66% (6)
Portfolio turnover rate	54%	219%	144%	84%	172%	151%

(1)	On July 26, 2019, shares of the FundX Tactical Upgrader Fund were reorganized into shares of the FundX Conservative Upgrader Fund. Activity after July 26, 2019 reflects the Funds’ combined operations.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Calculated using the average shares outstanding method.
(4)	Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Includes interest expense of $157 or 0.00%, $810 or 0.00%, $364 or 0.00%, $152 or 0.00%, $3,077 or 0.00% and $1,536 or 0.00% of average net assets for the six months ended March 31, 2024 and years ended September 30, 20023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively.
(7)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.99%, 1.32%, 1.30%, 1.28%, 1.33% and 1.32%, for the six months ended March 31, 2024 and years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
(8)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 2.42%, 2.70%, 0.81%, (0.13)%, 0.48% and 0.69%, for the six months ended March 31, 2024 and years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2024	FundXETFs.com	25

XFLX	FundX Flexible ETF Fixed Income

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2024	Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$24.08	$24.93	$28.60	$26.92	$28.13	$28.50
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1) (2)	0.64	0.71	0.68	0.60	0.49	0.60
Net realized and unrealized gain (loss) on investments	0.56	(0.41)	(3.71)	1.70	(1.12)	0.35
Total from investment operations	1.20	0.30	(3.03)	2.30	(0.63)	0.95

LESS DISTRIBUTIONS:
From net investment income	(0.98)	(1.15)	(0.64)	(0.62)	(0.58)	(1.32)
From net realized gain	—	—	—	—	—	—
Total distributions	(0.98)	(1.15)	(0.64)	(0.62)	(0.58)	(1.32)
Net asset value, end of period/year	$24.30	$24.08	$24.93	$28.60	$26.92	$28.13

Total investment return (loss) on net asset value	5.00% ^	1.18%	(10.85)%	8.63%	(2.32)%	3.66%
Total investment return (loss) on market price (3)	5.10% ^	N/A	N/A	N/A	N/A	N/A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$61.1	$58.9	$67.4	$90.1	$85.3	$97.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS (4):
Before fees recaptured/waived and expenses absorbed	0.78% (5) +	1.18% (5)	1.03% (5)	1.00% (5)	1.01% (5)	1.01% (5)
After fees recaptured/waived and expenses absorbed	0.71% (5) +	0.99% (5)	0.99% (5)	0.99% (5)	0.99% (5)	1.00% (5)

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS (3):
Before fees recaptured/waived and expenses absorbed	5.23% (5) +	2.69% (5)	2.37% (5)	2.10% (5)	1.75% (5)	2.14% (5)
After fees recaptured/waived and expenses absorbed	5.30% (5) +	2.88% (5)	2.41% (5)	2.11% (5)	1.77% (5)	2.15% (5)
Portfolio turnover rate	105%	209%	158%	73%	262%	180%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Includes interest expense of $69 or 0.00%, $619 or 0.00%, $246 or 0.00%, $367 or 0.00%, $1,916 or 0.00% and $10,082 or 0.01% of average net assets for the six months ended March 31, 2024 and years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively.
(6)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.69%, 0.96%, 0.91%, 0.96%, 0.98% and 0.97%, for the six months ended March 31, 2024 and years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
(7)	Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 5.32%, 2.91%, 2.49%, 2.13%, 1.78% and 2.18%, for the six months ended March 31, 2024 and years ended September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30,2019, respectively. (Note 3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2024

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2024 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX ETF (“Upgrader Fund”) (formerly FundX Upgrader Fund), FundX Aggressive ETF (“Aggressive Fund”) (formerly FundX Aggressive Upgrader Fund), FundX Conservative ETF (“Conservative Fund”) (formerly FundX Conservative Upgrader Fund), and FundX Flexible ETF (“Flexible Fund”) (formerly FundX Flexible Income Fund) (each, a “Fund”, and collectively, the “Funds”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were advised by the FundX Investment Group, LLC (the “Former Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014.

The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Fund commenced operations on July 1, 2002.

The Funds identified below as “Acquiring Portfolios” became series of the Trust as of the date indicated following a reorganization (“Reorganization”), pursuant to Agreements and Plans of Reorganization dated as shown below (each, a “Plan”, and collectively, the “Plans”), which resulted in the conversion of corresponding “Target Portfolios” organized as mutual funds to exchange-traded funds (“ETFs”). The Acquiring Portfolios were established as “shell” funds, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Portfolios and continuing the operations of the Target Portfolios as ETFs. The Acquiring Portfolios had no performance history prior to the Reorganization.

TARGET PORTFOLIO	ACQUIRING PORTFOLIO	DATE
FundX Upgrader Fund	FundX ETF	October 14, 2022
FundX Aggressive Upgrader Fund	FundX Aggressive ETF	October 14, 2022
FundX Conservative Upgrader Fund	FundX Conservative ETF	October 6, 2023
FundX Flexible Income Fund	FundX Flexible ETF	October 6, 2023

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Portfolio for shares of the Target Portfolio of equivalent aggregate net asset value (“NAV”) as noted below:

				NET UNREALIZED
	TOTAL SHARES	NET ASSETS	NAV PER SHARE	APPRECIATION/(DEPRECIATION)
FundX Upgrader Fund	3,002,140	$137,835,330	$45.91	$(13,676,562)
FundX Aggressive Upgrader Fund	538,977	$24,986,745	$46.36	$(717,695)
FundX Conservative Upgrader Fund	1,620,823	$57,862,633	$35.70	$445,615
FundX Flexible Income Fund	2,444,059	$58,479,924	$23.93	$(1,590,539)

Fees and expenses incurred to effect the Reorganizations were borne by One Capital Management, LLC (the “Advisor”). The management fee of each Acquiring Portfolio is the same as the management fee of its corresponding Target Portfolio, however, each Acquiring Portfolio is expected to experience lower overall expenses as compared to its corresponding Target Portfolio because each Acquiring Portfolio has a unitary fee structure under which both operating expenses and management fees are paid. The Reorganizations did not result in a material change to the Target Portfolios’ investment portfolios as compared to those of the Acquiring Portfolios. There are no material differences in accounting policies of the Target Portfolios as compared to those of the Acquiring Portfolios.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective NAVs on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ Board of Trustees (the “Board”). All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Semiannual Report 2024	FundXETFs.com	27

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2024 (UNAUDITED), continued

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of September 30, 2023, the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

FUNDX ETF	Level 1	Level 2	Level 3	Total
Investment Companies	$153,281,985	$ —	$ —	$153,281,985
Short-Term Investments	352,192	—	—	352,192
Total Investments in Securities	$153,634,177	$ —	$ —	$153,634,177

FUNDX AGGRESSIVE ETF	Level 1	Level 2	Level 3	Total
Investment Companies	$25,947,905	$ —	$ —	$25,947,905
Short-Term Investments	81,259	—	—	81,259
Total Investments in Securities	$26,029,164	$ —	$ —	$26,029,164

FUNDX CONSERVATIVE ETF	Level 1	Level 2	Level 3	Total
Investment Companies	$56,940,142	$ —	$ —	$56,940,142
Short-Term Investments	263,814	—	—	263,814
Total Investments in Securities	$57,203,956	$ —	$ —	$57,203,956

FUNDX FLEXIBLE ETF	Level 1	Level 2	Level 3	Total
Investment Companies	$60,788,363	$ —	$ —	$60,788,363
Short-Term Investments	324,945	—	—	324,945
Total Investments in Securities	$61,113,308	$ —	$ —	$61,113,308

28	Semiannual Report 2024

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2024 (UNAUDITED), continued

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2023, no fund had any post October losses and any late year losses.

At September 30, 2023, the Funds’ most recent fiscal year end, the following Capital Loss Carryover were available:

	Infinite Short-Term	Infinite Long-Term	Total
UPGRADER FUND	$(20,298,563)	$(909,787)	$(21,208,350)
AGGRESSIVE FUND	(3,875,299)	—	(3,875,299)
CONSERVATIVE UPGRADER	(5,468,524)	—	(5,468,524)
FLEXIBLE INCOME FUND	(11,247,568)	—	(11,247,568)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2020-2023, or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Reclassification of Capital Accounts. Capital stock and accumulated losses (consisting of accumulated net investment income (loss) and accumulated net realized gain (loss)) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of in-kind gain (loss) for the Upgrader Fund and Aggressive Fund. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at September 30, 2023, reclassifications were recorded as follows:

	Upgrader Fund	Aggressive Fund
Distributable Earnings	$1,218,294	($1,076,868)
Capital Stock	(1,218,294)	1,076,868

Semiannual Report 2024	FundXETFs.com	29

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2024 (UNAUDITED), continued

I. Fund of Funds. Each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds. The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

J. Share Transactions. Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAVs. The Funds issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, retail investors are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions, substitutes, non-standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the transactions. Variable fees received by the Funds, if any, are displayed in the capital share transactions sections of the Statements of Change in Net Assets.

K. Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. The Board, at a board meeting held on February 22, 2024, approved two new funds, the FundX Global Equity ETF and FundX Future Fund Opportunities ETF and it is expeted to launch in the second half of 2024.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Advisor to furnish all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million and 0.80% on net assets of $750 million to $1 billion and 0.70% for assets over $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund. For the Flexible Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.

The Funds pay the Advisor a unitary management fee, whereby the Advisor has agreed to pay all expenses of the Funds, except for (i) brokerage expenses and other fees incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (iii) extraordinary expenses, (iv) interest and taxes of any kind or nature, and (v) any fees and expense related to the provision of securities lending services.

For the six months ended March 31, 2024, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Fund, incurred $715,846, $119,790, $282,483 and $205,648 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the total operating expenses, excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses, of the Conservative Fund and Flexible Fund for the fiscal period up until reorganization on October 6, 2023, by reducing all or a portion of their fees and reimbursing the Conservative Fund and Flexible Fund expenses so that their ratio of expenses to average net assets would not exceed the following:

CONSERVATIVE FUND	1.35%
FLEXIBLE FUND	0.99%

The Conservative Fund and Flexible Fund must paid their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement was contingent upon the Board’s review and approval prior to the time the reimbursement was initiated. For the period up until reorganizaiton on October 6, 2023, the Advisor waived $17,421 and $21,551 in fees for the Conservative Fund and Flexible Fund, respectively.

30	Semiannual Report 2024

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2024 (UNAUDITED), continued

U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the year ended September 30, 2023 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. Fund Services and the Funds have agreed that Fund Services will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2024, this expense reduction, in aggregate, equaled $5,390 and $4,562 for the Conservative Fund and Flexible Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding in-kind purchases and sales and short-term investments, for the six months ended March 31, 2024, were as follows:

	Purchases	Sales
UPGRADER FUND	$20,422,685	$33,579,411
AGGRESSIVE FUND	12,159,178	14,263,394
CONSERVATIVE FUND	30,277,671	37,928,425
FLEXIBLE FUND	67,991,211	67,092,519

For the year ended September 30, 2023, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

	Purchases	Sales
UPGRADER FUND	$—	$12,125,548
AGGRESSIVE FUND	—	2,035,492
CONSERVATIVE FUND	—	7,409,185
FLEXIBLE FUND	6,701,243	5,035,697

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2024 and the year ended September 30, 2023 were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$1,344,839	$ —	$3,492,000	$ —
AGGRESSIVE FUND	283,737	—	394,155	—
CONSERVATIVE FUND	921,701	—	1,746,526	—
FLEXIBLE FUND	2,315,737	—	1,942,742	—

* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the six months ended March 31, 2024 and tax year ended September 30, 2023.

Semiannual Report 2024	FundXETFs.com	31

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2024 (UNAUDITED), continued

As of September 30, 2023, the Funds’ most recent fiscal year end, components of distributable earnings on a tax basis were as follows:

	UPGRADER FUND	AGGRESSIVE FUND	CONSERVATIVE FUND
Cost of investments	$129,268,258	$22,231,962	$57,081,980
Gross tax unrealized appreciation	6,568,221	1,194,817	1,218,121
Gross tax unrealized depreciation	(993,798)	(206,796)	(1,024,943)
Net tax unrealized appreciation (depreciation)	$5,574,423	$988,021	$193,178
Undistributed ordinary income	$1,344,839	$283,737	$214,810
Undistributed long-term capital gain	—	—	—
Total distributable earnings	$1,344,839	$283,737	$214,810
Other accumulated loss	(21,208,350)	(3,875,299)	(5,468,524)
Total accumulated gain/(loss)	$(14,289,088)	$(2,603,541)	$(5,060,536)

			FLEXIBLE FUND
Cost of investments			$59,914,895
Gross tax unrealized appreciation			179,235
Gross tax unrealized depreciation			(1,194,365)
Net tax unrealized appreciation (depreciation)			$(1,015,130)
Undistributed ordinary income			$1,288,660
Undistributed long-term capital gain			—
Total distributable earnings			$1,288,660
Other accumulated loss			(11,247,568)
Total accumulated gain/(loss)			$(10,974,038)

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

32	Semiannual Report 2024

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2024 (UNAUDITED)

As a shareholder of the FundX Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. In addition to the costs discussed, the Funds also incur aquired fund fees and expenses that are not contemplated in the table below. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/23	Value 3/31/24	During the Period*
UPGRADER FUND
Actual	$1,000.00	$1,255.30	$5.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.00	$5.05
AGGRESSIVE FUND
Actual	$1,000.00	$1,244.80	$5.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.00	$5.05
CONSERVATIVE FUND
Actual	$1,000.00	$1,152.50	$5.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.03	$5.02
FLEXIBLE FUND
Actual	$1,000.00	$1,050.00	$3.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.53	$3.51

* The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month expense ratios for Upgrader Fund, Aggressive Fund, Conservative Fund, and Flexible Fund were 1.00%, 1.00%, 0.99% and 0.69%, respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365 to reflect the one-half year period.

Semiannual Report 2024	FundXETFs.com	33

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their years of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust (1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	4	Director, Balco , Inc., (2018-2020).
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired; Certified Public Accountant; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	4	None
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (Consulting Services) (1980-Present).	4	Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010-Present). Trustee, Firsthand Funds (two portfolios) (2013-Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, an operator that sponsors iShares Gold Trust, iShares Silver Trust, iShares S&P GSCI Commodity-Indexed Trust, and iShares Gold Trust Micro (2009-Present).
Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	Managing Director, One Capital Management, LLC, 2022-present; President, FundX Investment Group, LLC, 1978-2022.	4	None

34	Semiannual Report 2024

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED), continued

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jeff Smith (born 1975) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President Secretary	Indefinite Term; Since March 2018	Managing Director, One Capital Management, LLC, 2022-present; Managing Partner, FundX Investment Group, LLC, 2001-2022.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chief Compliance Officer Treasurer	Since August 2015 Indefinite Term; Since April 2014	Managing Director, One Capital Management, LLC, 2022-present; Portfolio Manager, FundX Investment Group, LLC, 1990-2022.	N/A	N/A

Semiannual Report 2024	FundXETFs.com	35

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundxfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds’ Semiannual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and maybe reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER FUND	97.42%
AGGRESSIVE FUND	100.00%
CONSERVATIVE FUND	37.14%
FLEXIBLE FUND	7.12%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2023 was as follows:

UPGRADER FUND	86.67%
AGGRESSIVE FUND	100.00%
CONSERVATIVE FUND	23.29%
FLEXIBLE FUND	4.07%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund was as follows:

UPGRADER FUND	0.0%
AGGRESSIVE FUND	0.0%
CONSERVATIVE FUND	0.0%
FLEXIBLE FUND	0.0%

36	Semiannual Report 2024

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863]. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.fundxfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Semiannual Report 2024	FundXETFs.com	37

	Symbol	CUSIP

FundX ETF	XCOR	360876809

FundX Aggressive ETF	XNAV	360876882

FundX Conservative ETF	XRLX	360876874

FundX Flexible ETF	XFLX	360876866

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:	For more about our funds and strategies: 800-763-8639 www.FundXETFs.com

Advisor One Capital Management, LLC 13075 Townsgate Road, Suite 350 Westlake Village, California 91361	Distributor Quasar Distributors, LLC 3 Canal Plaza, Suite 100, Portland, ME 04101	Transfer Agent U.S.Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S.Bank,N.A. Custody Operations 1555 N.RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Tait, Weller & Baker LLP 1818 Market Street Suite 2400 Philadelphia, PA 19103	Legal Counsel Cravath & Associates, LLC 19809 Shady Brook Way Gaithersburg, MD 20879

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed May 31, 2022.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundX Investment Trust

By (Signature and Title)  /s/ Jeff Smith
                                         Jeff Smith, President/Principal Executive Officer

Date  May 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jeff Smith
                                         Jeff Smith, President/Principal Executive Officer

Date  May 30, 2024

By (Signature and Title)  /s/ Sean McKeon
                                         Sean McKeon, Treasurer/Principal Financial Officer

Date  May 30, 2024

* Print the name and title of each signing officer under his or her signature.